Description of the Plan (Details) - EBP 001	12 Months Ended
	Dec. 31, 2025 USD ($) yr	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Participant contribution, maximum annual compensation to total compensation, percentage	75.00%
Service period	1 year
Employer contribution, discretionary contribution, percentage	2.00%
Employer contribution, additional retirement contribution, percentage	2.00%
Employer contribution vesting service period	3 years
Employer contribution maximum vesting age | yr	65
Retirement age | yr	73
Lump sum cash-out limit	$ 1,000
Involuntary cash-out limit	$ 7,000
Note receivable from participant, maximum borrowing percentage	50.00%
Note receivable from participant, maximum borrowing amount	$ 50,000
Note receivable from participant, maximum borrowing term	60 months
Note receivable from participant, allowance for credit loss	$ 0	$ 0
Forfeited nonvested account	$ 1,500,000	$ 300,000
First 3% of eligible compensation
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage	100.00%
Employer contribution, participant compensation matched, percentage	3.00%
Next 2% of eligible compensation
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage	50.00%
Employer contribution, participant compensation matched, percentage	2.00%